Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedue of Components of the Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	232,596	234,631	18,626

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(3,079)	(5,413)	(1,677)
Total	229,517	229,218	16,949

Schedule of Components of the Company’S Deferred Tax Asset and Liability

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2025	2024
	USD	USD
Deferred tax assets
Right-of-use assets – finance lease	984	1,177
Provision for allowance of credit losses	11,845	8,572
	12,829	9,749

Schedule of Income Tax Expenses
	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Profit before income taxes	1,505,399	1,525,421	349,303
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	248,391	251,694	57,635

Reconciling items:
Tax effect of income that is not taxable*	(404)	(938)	(20,521)
Tax effect of expense that is not deductible@	2,876	-	-
Effect of two-tier tax rate	(21,154)	(21,154)	(19,395)
Statutory tax deduction#	(192)	(384)	(770)
Income tax expense	229,517	229,218	16,949
*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 (2024: HK$3,000) for each business.